Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Dec. 29, 2014
BMO Low Volatility Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY BMO Low Volatility Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees, effective June 1, 2015.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of its assets in a broadly diversified portfolio of common stocks of large-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 1000® Index. The largest company by market capitalization in the Russell 1000® Index was approximately $651.2 billion as of October 31, 2014 and the median market capitalization of companies in the Index as of the same date was approximately $7.9 billion.

The Fund invests in stocks that exhibit less volatile stock price patterns when compared to stocks in the Russell 1000® Index. The Adviser selects low volatility, undervalued stocks using a unique, quantitative approach based on the Adviser’s multi-factor risk/return models. This strategy seeks to provide the Fund with lower downside risk and meaningful upside participation relative to the Russell 1000® Index.

		From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Style Risks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market, and economic developments than the market as a whole, and other types of stocks (e.g., growth stocks).

Information Risks. When the quantitative models (“Models”) and information and data (“Data”) used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Fund may realize losses. The success of Models that are predictive in nature is dependent largely upon the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors that may cause the resulting information to be incorrect.

Management Risks. The Adviser’s judgments about the attractiveness, value, level of expected volatility, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results. In addition, the Adviser’s strategy may limit the Fund’s gains in rising markets.

Quantitative Model Investment Risks. The success of a quantitative investment model depends on the analyses and assessments that were used in developing such model. Incorrect analyses and assessments or inaccurate or incomplete data would adversely affect performance. There can be no assurance that the Model will enable the Fund to achieve its investment objective.

		Portfolio Turnover Risks. A high portfolio rate (100% or more) may result in the realization and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. Therefore, you may have higher tax liability. High portfolio turnover also may result in higher transaction costs, which may negatively affect Fund performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s total returns before taxes for the 2013 calendar year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s total returns before taxes for the 2013 calendar year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class I shares.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

		The Lipper Large-Cap Core Funds Index (LLCCFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I—Annual Total Returns (calendar year 2013)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The return for the Class I shares of the Fund from January 1, 2014 through September 30, 2014 was 7.82%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	3/31/2013	13.46%
Worst quarter	6/30/2013	2.04%

Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	The bar chart previously reflected the performance of the Class Y shares. On May 19, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the bar chart reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I, and after-tax returns for Class A will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I, and after-tax returns for Class A will vary.

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

		The Lipper Large-Cap Core Funds Index (LLCCFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The table previously reflected the performance of the Class Y shares. On May 19, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the table reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.
BMO Low Volatility Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[4]
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	273
5 Years	rr_ExpenseExampleYear05	496
10 Years	rr_ExpenseExampleYear10	1,139
2013	rr_AnnualReturn2013	27.36%	[5]
Year to Date Return, Label	rr_YearToDateReturnLabel	The return for the Class I shares of the Fund from January 1, 2014 through September 30, 2014
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.04%
1 Year	rr_AverageAnnualReturnYear01	27.36%	[6],[7]
Since Inception	rr_AverageAnnualReturnSinceInception	19.37%	[6],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012	[6],[7]
BMO Low Volatility Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[4]
1 Year	rr_ExpenseExampleYear01	587
3 Years	rr_ExpenseExampleYear03	834
5 Years	rr_ExpenseExampleYear05	1,099
10 Years	rr_ExpenseExampleYear10	1,857
BMO Low Volatility Equity Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.57%	[6],[7]
Since Inception	rr_AverageAnnualReturnSinceInception	18.78%	[6],[7]
BMO Low Volatility Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.83%	[6],[7]
Since Inception	rr_AverageAnnualReturnSinceInception	14.70%	[6],[7]
BMO Low Volatility Equity Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	25.83%	[7]
BMO Low Volatility Equity Fund | LLCCFI (reflects deduction of fees and no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.82%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	25.42%	[7]

[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
[2]	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.
[3]	Other Expenses have been restated to reflect current fees, effective June 1, 2015.
[4]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and Acquired Fund Fees and Expenses) from exceeding 0.65% for Class I and 0.90% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund's Board of Directors, unless terminated due to the termination of the investment advisory agreement.
[5]	The bar chart previously reflected the performance of the Class Y shares. On May 19, 2015, the Fund's Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the bar chart reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.
[6]	The table previously reflected the performance of the Class Y shares. On May 19, 2015, the Fund's Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the table reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.
[7]	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, the performance of Class A shares will be lower than the performance of the Class I shares because the Class A shares have higher Total Annual Fund Operating Expenses. In addition, Class A shares charge a front-end sales charge, which also will lower the performance of Class A shares.